Segment Reporting - Summary of Information by Segment (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Network [Member] USD ($)	Dec. 31, 2013 Network [Member] CNY	Dec. 31, 2012 Network [Member] CNY	Dec. 31, 2011 Network [Member] CNY	Dec. 31, 2013 Hospital Medicine [Member] USD ($)	Dec. 31, 2013 Hospital Medicine [Member] CNY	Dec. 31, 2012 Hospital Medicine [Member] CNY	Dec. 31, 2013 Total Segments [Member] USD ($)	Dec. 31, 2013 Total Segments [Member] CNY	Dec. 31, 2012 Total Segments [Member] CNY	Dec. 31, 2011 Total Segments [Member] CNY	Dec. 31, 2013 Total Segments [Member] Network [Member] USD ($)	Dec. 31, 2013 Total Segments [Member] Network [Member] CNY	Dec. 31, 2012 Total Segments [Member] Network [Member] CNY	Dec. 31, 2011 Total Segments [Member] Network [Member] CNY	Dec. 31, 2013 Total Segments [Member] Hospital Medicine [Member] USD ($)	Dec. 31, 2013 Total Segments [Member] Hospital Medicine [Member] CNY	Dec. 31, 2012 Total Segments [Member] Hospital Medicine [Member] CNY	Dec. 31, 2013 Intersegment Revenues [Member] USD ($)	Dec. 31, 2013 Intersegment Revenues [Member] CNY	Dec. 31, 2012 Intersegment Revenues [Member] CNY	Dec. 31, 2013 Intersegment Revenues [Member] Network [Member] USD ($)	Dec. 31, 2013 Intersegment Revenues [Member] Network [Member] CNY	Dec. 31, 2012 Intersegment Revenues [Member] Network [Member] CNY	Dec. 31, 2013 Revenues from External Customers [Member] USD ($)	Dec. 31, 2013 Revenues from External Customers [Member] CNY	Dec. 31, 2012 Revenues from External Customers [Member] CNY	Dec. 31, 2011 Revenues from External Customers [Member] CNY	Dec. 31, 2013 Revenues from External Customers [Member] Network [Member] USD ($)	Dec. 31, 2013 Revenues from External Customers [Member] Network [Member] CNY	Dec. 31, 2012 Revenues from External Customers [Member] Network [Member] CNY	Dec. 31, 2011 Revenues from External Customers [Member] Network [Member] CNY	Dec. 31, 2013 Revenues from External Customers [Member] Hospital Medicine [Member] USD ($)	Dec. 31, 2013 Revenues from External Customers [Member] Hospital Medicine [Member] CNY	Dec. 31, 2012 Revenues from External Customers [Member] Hospital Medicine [Member] CNY	Dec. 31, 2013 Elimination of Intersegment Revenues [Member] USD ($)	Dec. 31, 2013 Elimination of Intersegment Revenues [Member] CNY	Dec. 31, 2012 Elimination of Intersegment Revenues [Member] CNY
Segment Reporting Information [Line Items]
Net revenue	$ 161,989	980,635	662,349	450,125	$ 93,021	563,124	465,040	450,125	$ 29,755	180,130	89,813	$ 162,405	983,152	682,243	450,125								$ 416	2,517	19,894	$ 416	2,517	19,894	$ 161,989	980,635	662,349	450,125	$ 93,021	563,124	465,040	450,125	$ 68,968	417,511	197,309	$ (416)	(2,517)	(19,894)
Operating income (loss)	29,855	180,730	206,553	(161,306)	24,532	148,509	180,631	(161,306)	5,323	32,221	25,922
Additions to long-lived assets	14,115	85,448	218,833	239,247								31,698	191,889	340,488	267,645	22,160	134,150	284,803	267,645	9,538	57,739	112,825																				(57,140)
Foreign exchange losses, net	127	767	(101)	(10,975)
Depreciation expense												30,138	182,445	150,214	119,895	23,088	139,764	133,996	119,895	7,050	42,681	16,218
Interest income	2,926	17,712	5,895	13,357
Interest expense	(7,768)	(47,027)	(16,255)	(6,454)
Loss from disposal of property, plant and equipment	(204)	(1,235)	(1,072)
Share of net profit of equity investees	2,564	15,521	1,790
Other expenses (income) , net	100	608	(144)	346
(Loss) income before taxes	27,600	167,076	196,666	(165,032)
Segments assets												682,543	4,131,904	3,720,808		566,854	3,431,560	2,970,788		115,689	700,344	750,020																		(6,334)	(38,347)	(55,588)
Assets	676,209	4,093,557	3,665,220
Impairment of assets and goodwill			(3,360)	(333,934)														(3,360)	(333,934)